Operating Leases, Port Facilities and Other Commitments (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012
Operating leases
Operating Leases Future Minimum Payments Due In 2013	$ 43
Operating Leases Future Minimum Payments Due In 2014	41
Operating Leases Future Minimum Payments Due In 2015	38
Operating Leases Future Minimum Payments Due In 2016	34
Operating Leases Future Minimum Payments Due In 2017	25
Operating Leases Future Minimum Payments Due Thereafter	179
Operating Leases Future Minimum Payments Due	360
Port Facilities And Other
Port Facilities And Other Contractual Commitments Due In 2013	135
Port Facilities And Other Contractual Commitments Due In 2014	127
Port Facilities And Other Contractual Commitments Due In 2015	121
Port Facilities And Other Contractual Commitments Due In 2016	113
Port Facilities And Other Contractual Commitments Due In 2017	105
Port Facilities And Other Contractual Commitments Due In Thereafter	678
Port Facilities And Other Contractual Commitments Due	1,279
Leases And Other Future Minimum Payments
Leases And Other Future Minimum Payments Due In 2013	178
Leases And Other Future Minimum Payments Due In 2014	168
Leases And Other Future Minimum Payments Due In 2015	159
Leases And Other Future Minimum Payments Due In 2016	147
Leases And Other Future Minimum Payments Due In 2017	130
Leases And Other Future Minimum Payments Due Thereafter	857
Leases And Other Future Minimum Payments Due	$ 1,639